COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	September 30, 2025
		US$’000
Collaboration Interest-bearing Advanced Funding	6.80	314,803
Current		142,873
Non-current		171,930